FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2013
FEDERAL HOME LOAN BANK ADVANCES
NOTE 8 - FEDERAL HOME LOAN BANK ADVANCES

Advances consist of funds borrowed from the Federal Home Loan Bank of Boston (FHLB). There were $30,000,000 in FHLB advances outstanding as of December 31, 2013.  All advances outstanding at December 31, 2013 mature in January 2014.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties and other qualified assets.

The Company has a line of credit with the FHLB in the amount of $1,525,000 at December 31, 2013 and 2012. At December 31, 2013 and 2012, there were no advances outstanding under this line of credit.